Private Placement (Details) - Private Placement [Member] - USD ($)			6 Months Ended	11 Months Ended
	Oct. 29, 2021	Oct. 29, 2021	Jun. 30, 2022	Dec. 31, 2021
Private Placement (Details) [Line Items]
Purchase of warrants			6,250,000	6,250,000
Price per share			$ 1	$ 1
Aggregate purchase price amount			$ 6,250,000	$ 6,250,000
Additional units purchased	595,000	595,000
Price per share	$ 1	$ 1
Aggregate gross proceeds	$ 595,000	$ 595,000